--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------
                                     New England
                               Bond Income Funds

                               [Graphic Omitted]

December 31, 1997

                                                                   February 1998
--------------------------------------------------------------------------------

[Photo of Henry L.P. Schmelzer]

DEAR SHAREHOLDER:

In 1997, many investors once again had reason to be pleased with the performance of their mutual fund holdings. However, in times such as these, expectations tend to grow along with prices. It pays to remind ourselves that no trend is permanent, and we should keep our goals realistic and long-term needs in focus.

"EVEN IN 1997 . . . INVESTORS SAW SOME SHARP, SHORT-TERM DROPS, WHETHER THEY WERE INVESTED IN THE UNITED STATES OR OVERSEAS, IN BONDS OR STOCKS."

In the third straight year of outstanding returns, the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index -- two widely followed indicators of the performance of large-company stocks -- gained 24.9% and 33.3% respectively. At the same time, smaller-company stocks, as measured by the Russell 2000 Index, were up 22.4%. Meanwhile, bond investors also were rewarded as declining interest rates and rising prices meant solid gains. The Lehman Long Treasury Index, for example, posted a 15.1% return for the year. Results were less favorable for international investors, especially those exposed to emerging markets or the financial turmoil in Asia.

Gratifying though it has been, the markets' surge of the past few years obscures the historic norm: Downturns and volatility also are regular features of investing. Even in 1997, notwithstanding the impressive overall results, investors saw some sharp, short-term drops, whether they were invested in the United States or overseas, in bonds or stocks. Market fluctuations remind us of some valuable lessons.

First, volatility is inevitable, and should not disrupt long-term programs without sufficient evaluation. Those who sold in response to downturns -- October 1987 is an obvious example -- may have missed out on the subsequent uptrend. Second, sound diversification can reduce risk. A useful exercise is to review your asset allocation regularly with your financial representative.

Starting in 1998, you have one more reason to consult with your representative:
Newly expanded retirement options, including the new Roth IRA, could play an important role in your retirement and tax planning for years to come. With this in mind, New England Funds has introduced programs specially designed to help you make the most of the newest retirement vehicles.

[Dalbar Logo]
1995 o 1996 o 1997

In addition to offering quality mutual fund choices and tax-advantaged plans, we focus on providing the highest quality customer service. This is why I am pleased to report that we have received DALBAR's Mutual Fund Service Award for "providing the highest tier of service excellence in the mutual fund industry." New England Funds is one of just three mutual fund companies to receive this award for the third consecutive year from DALBAR, an independent evaluator of mutual fund services. We are continuing to work to provide even more effective services. Two examples are: the Personal Access Line(TM) -- our enhanced automated telephone account service (800-346-5984) -- and the account information section of the New England Funds web site (www.mutualfunds.com). Each provides convenient, 24-hour access to current information about your New England Funds accounts.

All of us at New England Funds thank you for your continued support and look forward to serving you in the years ahead.

    Sincerely,

/s/ Henry L.P. Schmelzer
    Henry L.P. Schmelzer
    President

-------------------------------------------------------------------------------
                          NEW ENGLAND BOND INCOME FUND
-------------------------------------------------------------------------------

                                    INVESTMENT RESULTS THROUGH DECEMBER 31, 1997
-------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

[A chart in the form of a line graph appears here illustrating the growth of a $10,000 investment in the New England Bond Income Fund from 12/31/87 compared to the Lehman Government/Corporate Bond Index(4) and the Cost of Living(5). The data points from the graph are as follows:]

                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
-------------------------------------------------------------------------------
                      DECEMBER 1987 THROUGH DECEMBER 1997

-------------------------------------------------------------------------------
                     Net        With Maximum      Lehman          Cost
                     Asset          Sales       Intermediate       of
                     Value(1)     Charge(2)    Gov't/Corp.(4)     Living(5)
-------------------------------------------------------------------------------
12/31/87            $10,000        $ 9,550        $10,000        $10,000
1988                $10,736        $10,253        $10,678        $10,442
1989                $12,013        $11,472        $12,041        $10,928
1990                $12,911        $12,330        $13,145        $11,595
1991                $15,252        $14,565        $15,068        $11,950
1992                $16,387        $15,649        $16,148        $12,297
1993                $18,359        $17,533        $17,567        $12,635
1994                $17,581        $16,790        $17,228        $12,972
1995                $21,233        $20,277        $19,866        $13,302
1996                $22,209        $21,210        $20,673        $13,743
1997                $24,661        $23,551        $22,300        $13,995

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, C and Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

-------------------------------------------------------------------------------
                          NEW ENGLAND BOND INCOME FUND
-------------------------------------------------------------------------------

                                        AVERAGE ANNUAL TOTAL RETURNS -- 12/31/97
-------------------------------------------------------------------------------

 CLASS A (Inception 11/7/73)                  1 YEAR   5 YEARS    10 YEARS
         Net Asset Value1                     11.04%    8.52%      9.45%
         With Max. Sales Charge(2)             6.02     7.53       8.94
         Lehman Intermediate Govt./Corp.(4)    7.87     6.67       8.34
         Lipper Intermediate Investment
         Grade Debt Average(6)                 8.57     6.77       8.55
-------------------------------------------------------------------------------
 CLASS B (Inception 9/13/93)                  1 YEAR   3 YEARS  SINCE INCEPTION
         Net Asset Value(1)                   10.31%   11.11%      6.17%
         With CDSC3                            5.31    10.30       5.80
         Lehman Intermediate Govt./Corp.(4)    7.87     8.98       5.82
         (calculated from 9/30/93)
         Lipper Intermediate Investment
         Grade Debt Average(6)                 8.57     9.43       5.64
         (calculated from 9/30/93)
-------------------------------------------------------------------------------
 CLASS C (Inception 12/30/94)                 1 YEAR  SINCE INCEPTION
         Net Asset Value(1)                   10.21%      10.59%
         Lehman Intermediate Govt./Corp.(4)    7.87        8.98
         Lipper Intermediate Investment
         Grade Debt Average(6)                 8.57        9.43
-------------------------------------------------------------------------------
 CLASS Y (Inception 12/30/94)                1 YEAR   SINCE INCEPTION
         Net Asset Value(1)                   11.39%      12.12%
         Lehman Intermediate Govt./Corp.(4)    7.87        8.98
         Lipper Intermediate Investment
         Grade Debt Average(6)                 8.57        9.43

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

Notes to Charts

(1) Net Asset Value (NAV) -- assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge -- assumes reinvestment of all distributions and reflects the maximum sales charge of 4.5% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) -- assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.

(4) Lehman Intermediate Government/Corporate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government and U.S. corporations. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Intermediate Investment Grade Debt Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

--------------------------------------------------------------------------------
New England Bond Income Fund
--------------------------------------------------------------------------------

Questions & Answers with Your Portfolio Manager

Q. How did New England Bond Income Fund perform during the 12-month period ending December 31, 1997?

[Photo of Cathy Bunting]
Back Bay Advisors, L.P.

Very well -- the Fund finished the period with a total return of 11.04% for Class A shares, reflecting a $0.34 per share gain in net asset value to $12.39 per share and the reinvestment of distributions totalling $0.94 per share. Class B and C shares posted returns (also based on net asset value) of 10.31% and 10.21%, respectively. By comparison, the Fund's return was well ahead of its benchmark, the Lehman Intermediate Government/ Corporate Bond Index, which generated a 7.87% return for the same period.

During the year, U.S. corporate bonds and Yankee bonds contributed strongly to your Fund's impressive results. Yankee bonds are U.S. dollar-denominated securities issued by foreign companies. Because these bonds are dollar based, investors have an opportunity to participate in global bond markets -- without the currency risk.

Q. Did the investment environment help or hurt bonds during the year?

The environment was hospitable for bonds. Economic growth was strong, interest rates were relatively stable, and inflation was contained -- a positive combination for fixed-income investments. For the first nine months of the year, the negligible difference between yields on corporate bonds and on U.S. Treasury bonds translated into fewer attractive opportunities in the U.S. corporate market.

In July, several Asian countries devalued their currencies, which had a negative impact on Yankee bonds -- even though they are denominated in U.S. dollars. Asian financial troubles resulted in a flight to quality to the U.S. bond market, where yields declined and bond prices rose. Even though prices were slightly higher, I still saw opportunity in the U.S. corporate market and continued to purchase corporate bonds.

Q. How did you structure the portfolio in view of these conditions?

I maintained our strategy of investing in high-quality fixed-income securities. On December 31, 1997, 75% of the portfolio was invested in domestic corporate bonds, with 45% of the portfolio in so-called defensive domestic industries such as cable, media, utilities and telecommunications. These bonds benefited from continued strong U.S. economic growth and a wave of corporate merger activity. For example, in the telecommunications sector, we invested in MFS Communications and WorldCom Inc. These companies merged a few months ago and, soon afterward, bond rating agencies upgraded the credit quality of the newly formed company's bonds.

--------------------------------------------------------------------------------
                     CREDIT QUALITY COMPOSITION - 12/31/97
--------------------------------------------------------------------------------

                                AAA - 24.75%
                                 AA - 11.3%
                                  A - 13.25%
                                BBB - 30.7%
                                 BB - 20%

                          AVERAGE PORTFOLIO QUALITY: A

Qaulity is based on ratings provided by Standard & Poor's.

Portfolio composition will change with market and economic conditions.


At the end of the year, 15% of the portfolio was invested in U.S. Treasuries, agency bonds and mortgage-backed securities. When interest rates fall, underlying mortgage holders tend to refinance their debt, requiring investors to reinvest the proceeds from prepaid loans, usually at lower prevailing rates. Our mortgage holdings included lower-coupon Ginne Mae securities with fixed interest payments of 7.0% to 7.5%. These securities performed well because they were less likely than higher-coupon securities to be prepaid when long-term interest rates fell.


Canadian bonds accounted for 7% of the Fund's assets at year-end. I held investments in emerging markets, including Pemex, the Mexican oil company, which was only mildly affected by problems in Asia. Overall, the Fund's investments were well insulated from the Asian financial turmoil.

Q. What steps did you take given the declining interest rate environment?

Throughout the 12 months, I kept the portfolio's duration relatively long -- about 1.5 years longer than the Fund's benchmark index at year-end. Duration is a measure of a bond's sensitivity to interest rate changes. The longer a bond's duration, the more its price reacts to changes in rates -- rising when interest rates fall and declining when interest rates rise. I believe the portfolio's relatively long duration contributed to gains in the Fund's share price.

Q. What is your oulook for 1998?

Optimistic but cautious -- the problems in Asia could brake U.S. economic growth, which would help keep inflation at relatively modest levels. These factors should foster relatively stable government and corporate bond markets. To capture the best possible yields, I plan to emphasize longer-duration bonds. Meanwhile, to help manage price fluctuations, I'm maintaining an emphasis on high-quality corporate bonds in defensive areas of the economy, those that are likely to be unaffected by any continuing problems in the Far East.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of December 31, 1997

BONDS AND NOTES -- 94.2% OF TOTAL NET ASSETS

  FACE
  AMOUNT          DESCRIPTION                                                       VALUE (a)
----------------------------------------------------------------------------------------------
                  BROADCASTING--8.4%
$ 2,000,000       Cablevision Systems Corporation, 7.875%, 12/15/07 ........      $  2,046,980
  8,200,000       Continental Cablevision, Inc., 9.500%, 8/01/13 ...........         9,582,274
  5,280,000       Tele-Communications, Inc., 9.250%, 1/15/23 ...............         6,014,078
  2,000,000       Tele-Communications, Inc., 9.800%, 2/01/12 ...............         2,471,320
                                                                                  ------------
                                                                                    20,114,652
                                                                                  ------------
                  CONTAINERS & GLASS--0.5%
  1,200,000       Owens-Illinois, Inc., 8.100%, 5/15/07 ....................         1,287,672
                                                                                  ------------
                  ELECTRIC UTILITIES--19.7%
  9,800,000       Arizona Public Service Corp., 8.000%, 12/30/15 ...........        10,655,050
  1,700,000       CalEnergy, Inc., 7.630%, 10/15/07 ........................         1,712,597
  4,500,000       CalEnergy, Inc., 9.500%, 9/15/06 .........................         4,905,000
  4,800,000       Long Island Lighting Co., 8.200%, 3/15/23 ................         5,194,272
  5,104,000       Long Island Lighting Co., 9.000%, 11/01/22 ...............         5,683,763
  3,923,000       New Mexico Public Service Corp., 10.250%, 10/01/12 .......         4,587,242
  2,900,000       New York Electric & Gas Corp., 8.875%, 11/01/21 ..........         3,194,118
  1,250,000       Niagara Mohawk Power Corp., 5.875%, 9/01/02 ..............         1,202,963
  2,000,000       Ohio Edison Corp., 8.680%, 6/01/17 .......................         2,179,580
  5,000,000       Tennessee Valley Authority, 6.125%, 7/15/03 ..............         4,996,400
  2,800,000       Texas Utilities Electric Co., 8.875%, 2/01/22 ............         3,117,828
                                                                                  ------------
                                                                                    47,428,813
                                                                                  ------------
                  FEDERAL AGENCIES--12.0%
    208,952       Federal Home Loan Mortgage Corp., 9.000%, 5/1/01 .........           217,049
  3,500,000       Federal National Mortgage Association, 6.450%, 6/10/03 ...         3,501,120
    775,898       Federal National Mortgage Association, 7.500%, 12/1/24 ...           794,326
  9,707,760       Government National Mortgage Association, 7.000%, with
                    various maturities to 2025 (c)                                   9,792,702
 10,124,453       Government National Mortgage Association, 7.500%, with
                    various maturities to 2025 (c)                                  10,380,703
  3,416,036       Government National Mortgage Association, 8.500%, with
                    various maturities to 2023 (c)                                   3,590,049
    240,171       Government National Mortgage Association, 9.000%, with
                    various maturities to 2016 (c)                                     256,983
    306,237       Government National Mortgage Association, 11.500%,
                    with various maturities to 2018 (c) ....................           347,674
                                                                                  ------------
                                                                                    28,880,606
                                                                                  ------------
                  FINANCE & BANKING--11.0%
  4,075,000       American General Finance Corp., 8.450%, 10/15/09 .........         4,688,410
  2,300,000       Associates Corp. North America, 7.950%, 2/15/10 ..........         2,568,111
  5,750,000       Associates Corp. North America, 8.550%, 7/15/09 ..........         6,726,292
  4,000,000       Intermediate American Development Bank, 6.375%, 10/22/07 .         4,070,920
  2,400,000       Pitney Bowes Credit Corp., 8.550%, 9/15/09 ...............         2,837,328
  5,500,000       Toronto Dominion Bank, 7.875%, 8/15/04 ...................         5,638,380
                                                                                  ------------
                                                                                    26,529,441
                                                                                  ------------
                  FOREIGN ISSUES--7.4%
  6,500,000       Government of Canada, 8.000%, 6/01/23 (d)  ...............         5,733,354
 20,000,000       Ontario Hydro, Zero Coupon, 11/27/20 (d)  ................         3,272,629
 21,400,000       Ontario Hydro, Zero Coupon, 8/06/21 (d)  .................         3,351,401
  7,000,000       Province of British Columbia, 7.750%, 6/16/03 (d)  .......         5,376,782
                                                                                  ------------
                                                                                    17,734,166
                                                                                  ------------
                  GAS & PIPELINE UTILITIES--2.9%
  4,180,000       SFP Pipeline Holdings, Inc., 11.160%, 8/15/10 (e)  .......         7,064,200
                                                                                  ------------
                  PAPER--1.8%
  2,064,106       Fort Howard Trust, 11.000%, 1/02/02 ......................         2,159,571
  2,000,000       Pope & Talbot, Inc., 8.375%, 6/01/13 .....................         2,115,480
                                                                                  ------------
                                                                                     4,275,051
                                                                                  ------------
                  PUBLISHING--4.0%
  4,000,000       Golden Books Publishing, Inc., 7.650%, 9/15/02 ...........         3,860,000
  2,000,000       News America Holdings, Inc., 7.750%, 2/01/24 .............         2,104,100
  2,200,000       News America Holdings, Inc., 8.250%, 8/10/18 .............         2,428,162
  1,000,000       Time Warner, Inc., 9.150%, 2/01/23 .......................         1,230,190
                                                                                  ------------
                                                                                     9,622,452
                                                                                  ------------
                  RAILROADS & EQUIPMENT--0.9%
  2,000,000       Norfolk Southern Corp., 7.050%, 5/01/37 ..................         2,122,880
                                                                                  ------------
                  TELECOMMUNICATION--9.6%
  1,400,000       AT&T Corp., 8.350%, 1/15/25 ..............................         1,545,642
  4,000,000       Bellsouth Telecomm, Inc., 5.850%, 11/15/45 ...............         4,011,080
  8,200,000       GTE Corp., 7.900%, 2/01/27 ...............................         8,615,248
  1,200,000       MCI Communications Corp., 7.750%, 3/15/24 ................         1,242,408
  1,000,000       Worldcom Inc., 7.750%, 4/01/07 ...........................         1,073,890
  6,061,000       Worldcom, Inc., 8.875%, 1/15/06 ..........................         6,523,151
                                                                                  ------------
                                                                                    23,011,419
                                                                                  ------------
                  U.S. GOVERNMENT--2.7%
  6,000,000       United States Treasury Notes, 8.500%, 11/15/00 ...........         6,441,540
                                                                                  ------------
                  YANKEE--13.3%
  1,200,000       British Columbia Hydro & Power, 12.500%, 9/01/13 .........         1,293,192
  1,600,000       British Columbia Hydro & Power, 12.500%, 1/15/14 .........         1,757,328
  3,000,000       Hydro Quebec, 8.050%, 7/07/24 ............................         3,478,290
  2,000,000       Merita Bank, Ltd., 7.150%, 12/31/99 ......................         2,029,780
  4,500,000       Merita Bank, Ltd., 7.150%, 12/29/49 ......................         4,567,005
  1,000,000       Pemex Petroleos Mexicanos, 8.625%, 12/01/23 ..............           949,730
    350,000       Petroleos Mexicanos, 9.000%, 6/01/07 .....................           350,648
  4,500,000       Petroleos Mexicanos,144A, 9.000%, 6/01/07 (f)  ...........         4,508,325
  4,300,000       Petroleos Mexicanos, 144A, 8.625%, 12/01/23 (f)  .........         4,083,839
  1,000,000       Republic of Argentina, 11.375%, 1/30/17 ..................         1,098,750
  3,900,000       Republic of Colombia, 144A, 8.660%, 10/07/16 (f)  ........         4,021,290
  3,000,000       Republic of Colombia, 7.250%, 2/23/04 ....................         2,849,250
  1,500,000       Total Access Communication Public, 144A, 8.375%,
                    11/04/06 (f) ...........................................           930,000
                                                                                  ------------
                                                                                    31,917,427
                                                                                  ------------
                  Total Bonds and Notes (Identified Cost $218,185,945) .....       226,430,319
                                                                                  ------------
SHORT TERM INVESTMENT--4.3%
----------------------------------------------------------------------------------------------
 10,352,000       Household Finance Corp. 6.500%, 1/02/98 ..................        10,350,130
                                                                                  ------------
                  Total Short Term Investment (Identified Cost $10,350,130)         10,350,130
                                                                                  ------------
                  Total Investments--98.5% (Identified Cost
                    $228,536,075)(b) .......................................       236,780,449
                  Other assets less liabilities ............................         3,719,950
                                                                                  ------------
                  Total Net Assets--100% ...................................      $240,500,399

                                                                                  ------------

(a) See Note 1a.
(b) Federal Tax Information:
    At December 31, 1997 the net unrealized appreciation on investments based on cost of $228,551,450 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost. ....................................    $ 9,949,883
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value......................................     (1,720,884)
                                                                                   ------------
    Net unrealized appreciation ...............................................    $ 8,228,999
                                                                                   ============
(c) The Fund's investments in Government National Mortgage Association securities, which have the same coupon rate, have been aggregated for the purpose of presentation in the schedule of investments.
(d) Denominated in Canadian Dollars.
(e) Variable Rate Exchange Debentures
(f) Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
December 31, 1997

ASSETS
  Investments at value ...................................                            $236,780,449
  Cash ...................................................                                 101,399
  Receivable for:
    Fund shares sold .....................................                                 372,638
    Interest .............................................                               4,014,635
    Miscellaneous ........................................                                      74
  Prepaid registration expense ...........................                                  11,000
                                                                                      ------------
                                                                                       241,280,195
LIABILITIES
  Payable for:
    Fund shares redeemed .................................          $341,388
    Dividends declared ...................................           174,232
  Accrued expenses:
    Management fees ......................................            86,530
    Deferred trustees' fees ..............................            83,941
    Accounting and administrative ........................             3,555
    Other ................................................            90,150
                                                                    --------
                                                                                           779,796
                                                                                      ------------
NET ASSETS ...............................................                            $240,500,399
                                                                                      ============
    Net Assets consist of:
    Capital paid in ......................................                            $232,195,332
    Overdistributed net investment income ................                                (226,364)
    Accumulated net realized gains .......................                                 287,022
    Unrealized appreciation on investments on foreign
      currency transactions ..............................                               8,244,409
                                                                                      ------------
NET ASSETS ...............................................                            $240,500,399
                                                                                      ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($193,512,906 divided by 15,614,168 shares of beneficial
  interest) ..............................................                            $      12.39
                                                                                      ============
Offering price per share (100/95.50 of $12.39) ...........                            $      12.97*
                                                                                      ============
Net asset value and offering price of Class B shares
  ($37,558,898 divided by 3,031,502 shares of beneficial
  interest) ..............................................                            $      12.39**
                                                                                      ============
Net asset value and offering price of Class C shares
  ($5,275,821 divided by 425,372 shares of beneficial
  interest) ..............................................                            $      12.40
                                                                                      ============
Net asset value and offering price of Class Y shares
  ($4,152,774 divided by 334,560 shares of beneficial
  interest) ..............................................                            $      12.41
                                                                                      ============
Identified cost of investments ...........................                            $228,536,075
                                                                                      ============

* Based upon single purchases of less than $100,000.
  Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Year Ended December 31, 1997

INVESTMENT INCOME

  Interest ....................................                   $17,560,177
  Expenses
    Management fees ...........................     $  971,242
    Service fees - Class A ....................        467,790
    Service and distribution fees - Class B ...        329,490
    Service and distribution fees - Class C ...         30,386
    Trustees' fees and expenses ...............         21,108
    Accounting and administrative .............         43,381
    Custodian .................................        139,429
    Transfer Agent ............................        459,304
    Audit and tax services ....................         39,000
    Legal .....................................         10,779
    Printing ..................................         47,643
    Registration ..............................         39,275
    Miscellaneous .............................         30,091
Total expenses ................................                     2,628,918
                                                                  -----------
Net investment income                                              14,931,259
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
    Investments - net .........................      1,859,358
    Foreign currency transactions - net .......         (1,511)
                                                    ----------
  Net realized gain on investments and
    foreign currency transactions .............      1,857,847
                                                    ----------
  Unrealized appreciaton on:
    Investments - net .........................      6,845,403
    Foreign currency transactions - net .......            227
                                                    ----------
  Net unrealized appreciation on investments
    and foreign currency transactions .........      6,845,630
                                                    ----------
Net gain on investment transactions ...........                     8,703,477
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....                   $23,634,736
                                                                  ===========
                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   YEAR ENDED     YEAR ENDED
                                                  DECEMBER 31,   DECEMBER 31,
                                                      1996           1997
                                                  ----------------------------
FROM OPERATIONS
  Net investment income ........................  $ 15,413,481   $ 14,931,259
  Net realized gain on investments and foreign
    currency transactions ......................     1,534,612      1,857,847
  Unrealized appreciation (depreciation) on
    investments and foreign currency
    transactions ...............................    (7,306,625)     6,845,630
                                                  ------------   ------------
    Increase in net assets from operations .....     9,641,468     23,634,736
                                                  ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ....................................   (13,542,980)   (12,587,595)
    Class B ....................................    (1,725,391)    (1,970,398)
    Class C ....................................      (102,907)      (182,040)
    Class Y ....................................      (158,575)      (179,318)
  In excess of net investment income
    Class A ....................................             0        (81,688)
    Class B ....................................             0        (12,787)
    Class C ....................................             0         (1,181)
    Class Y ....................................             0         (1,164)
  Net realized gain on investments
    Class A ....................................             0     (1,792,523)
    Class B ....................................             0       (332,330)
    Class C ....................................             0        (32,685)
    Class Y ....................................             0        (30,605)
                                                  ------------   ------------
                                                   (15,529,853)   (17,204,314)
                                                  ------------   ------------
Increase in net assets derived from capital
  share transactions ...........................     4,067,248      8,958,293
                                                  ------------   ------------
Total increase (decrease) in net assets ........    (1,821,137)    15,388,715
NET ASSETS
  Beginning of the year ........................   226,932,821    225,111,684
                                                  ------------   ------------
  End of the year ..............................  $225,111,684   $240,500,399
                                                  ============   ============

UNDISTRIBUTED/(OVERDISTRIBUTED) NET INVESTMENT
  INCOME
  Beginning of the year ........................  $    150,070   $    (87,621)
                                                  ============   ============
  End of the year ..............................  $    (87,621)  $   (226,364)
                                                  ============   ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               CLASS A
                                           --------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------
                                            1993       1994       1995       1996       1997
                                            ----       ----       ----       ----       ----
Net Asset Value, Beginning of Year....     $12.12     $12.18     $10.95     $12.36     $12.05
                                           ------     ------     ------     ------     ------
Income From Investment Operations
Net Investment Income ................       0.77       0.72       0.81       0.84       0.83
Net Realized and Unrealized
  Gain (Loss) on Investments .........       0.66      (1.23)      1.40      (0.31)      0.45
                                           ------     ------     ------     ------     ------
Total From Investment Operations .....       1.43      (0.51)      2.21       0.53       1.28
                                           ------     ------     ------     ------     ------
Less Distributions
Dividends From Net Investment Income .      (0.78)     (0.72)     (0.80)     (0.84)     (0.81)
Distributions in excess of Net
  Investment Income ..................       0.00       0.00       0.00       0.00      (0.01)
Distributions From Net Realized
  Capital Gains ......................      (0.59)      0.00       0.00       0.00      (0.12)
                                           ------     ------     ------     ------     ------
Total Distributions ..................      (1.37)     (0.72)     (0.80)     (0.84)     (0.94)
                                           ------     ------     ------     ------     ------
Net Asset Value, End of Year .........     $12.18     $10.95     $12.36     $12.05     $12.39
                                           ======     ======     ======     ======     ======
Total Return (%)(a) ..................       12.1       (4.2)      20.8        4.6       11.0
Ratio of Operating Expenses to Average
   Net Assets (%) ....................       1.04       1.08       1.14       1.05       1.05
Ratio of Net Investment Income to
  Average Net Assets (%) .............       6.10       6.46       6.81       7.00       6.73
Portfolio Turnover Rate (%) ..........        202         77         81        104         54
Net Assets, End of Year (000) ........   $179,264   $155,362   $200,285   $189,685   $193,513

(a) A sales charge is not reflected in total return calculations.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                            CLASS B
                                      -------------------------------------------------------
                                      September 13(a)
                                          through            YEAR ENDED DECEMBER 31,
                                        December 31,  ---------------------------------------
                                            1993       1994       1995       1996       1997
                                            ----       ----       ----       ----       ----
Net Asset Value, Beginning of Period..     $13.06     $12.18     $10.95     $12.36     $12.04
                                           ------     ------     ------     ------     ------
Income From Investment Operations
Net Investment Income ................       0.20       0.63       0.72       0.75       0.74
Net Realized and Unrealized
  Gain (Loss) on Investments .........      (0.30)     (1.23)      1.40      (0.32)      0.46
                                           ------     ------     ------     ------     ------
Total From Investment Operations .....      (0.10)     (0.60)      2.12       0.43       1.20
                                           ------     ------     ------     ------     ------
Less Distributions
Dividends From Net Investment Income .      (0.19)     (0.63)     (0.71)     (0.75)     (0.72)
Distributions in excess of Net
  Investment Income ..................       0.00       0.00       0.00       0.00      (0.01)
Distributions From Net Realized
  Capital Gains ......................      (0.59)      0.00       0.00       0.00      (0.12)
                                           ------     ------     ------     ------     ------
Total Distributions ..................      (0.78)     (0.63)     (0.71)     (0.75)     (0.85)
                                           ------     ------     ------     ------     ------
Net Asset Value, End of Period .......     $12.18     $10.95     $12.36     $12.04     $12.39
                                           ======     ======     ======     ======     ======
Total Return (%)(c) ..................       (0.8)      (4.9)      19.9        3.7       10.3
Ratio of Operating Expenses to Average
  Net Assets (%) ..... ...............       1.81(b)    1.83       1.89       1.80       1.80
Ratio of Net Investment Income to
  Average Net Assets (%) .............       4.79(b)    5.71       6.06       6.25       5.98
Portfolio Turnover Rate (%) ..........        202         77         81        104         54
Net Assets, End of Year (000) ........     $2,661     $9,435    $23,398    $31,191    $37,559

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

               See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                    CLASS C                           CLASS Y
                                           --------------------------     -----------------------------
                                            YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                           --------------------------     -----------------------------
                                            1995      1996      1997         1995     1996      1997
                                           ------    ------    ------       ------   ------    ------
Net Asset Value, Beginning of Year ....    $10.95    $12.36    $12.06       $10.95   $12.40    $12.06
                                           ------    ------    ------       ------   ------    ------
Income From Investment Operations
Net Investment Income .................      0.56      0.75      0.74         0.80     0.87      0.86
Net Realized and Unrealized Gain (Loss)
  on Investments ......................      1.40     (0.30)     0.45         1.44    (0.34)     0.46
                                           ------    ------    ------       ------   ------    ------
Total From Investment Operations ......      1.96      0.45      1.19         2.24     0.53      1.32
                                           ------    ------    ------       ------   ------    ------
Less Distributions
Dividends From Net Investment Income ..     (0.55)    (0.75)    (0.72)       (0.79)   (0.87)    (0.84)
Distributions in excess of Net
  Investment Income ...................      0.00      0.00    (0.01)         0.00     0.00     (0.01)
Distributions from Net Realized
   Capital Gains ......................      0.00      0.00     (0.12)        0.00     0.00     (0.12)
                                           ------    ------    ------       ------   ------    ------
Total Distributions ...................     (0.55)    (0.75)    (0.85)       (0.79)   (0.87)    (0.97)
                                           ------    ------    ------       ------   ------    ------
Net Asset Value, End of Year ..........    $12.36    $12.06    $12.40       $12.40   $12.06    $12.41
                                           ======    ======    ======       ======   ======    ======
Total Return (%) ......................      18.1       3.9      10.2         21.0      4.6      11.4
Ratio of Operating Expenses to Average
  Net Assets (%) ......................      1.89      1.80      1.80         0.89     0.80      0.80
Ratio of Net Investment Income to
  Average Net Assets (%) ..............      6.06      6.25      5.98         7.06     7.25      6.98
Portfolio Turnover Rate (%) ...........        81       104        54           81      104        54
Net Assets, End of Year (000) .........    $1,009    $2,391    $5,276       $2,241   $1,844    $4,153

               See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 1997

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 13, 1993 and Class C and Class Y shares on December 30, 1994. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, selected by the Fund's adviser as authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser, New England Funds Management, L.P., and the subadviser, under the supervision of the Fund's trustees.

B. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, resulting from changes in the exchange rate.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Interest income is decreased by the amortization of acquisition premium on original issue discount securities. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities and foreign currency transactions for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the year ended December 31, 1997 were as follows:

               PURCHASES                                 SALES
-----------------------------------------  -------------------------------------
  U.S. GOVERNMENT          OTHER            U.S. GOVERNMENT          OTHER
---------------------  ------------------  ------------------  -----------------
    $3,613,945          $107,913,250          $3,989,259        $106,670,378

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.50% of the first $100 million of the Fund's average daily net assets and 0.375% of such assets in excess of $100 million. NEFM pays the Fund's investment subadviser, Back Bay Advisors at the rate of 0.25% of the first $100 million of the Fund's average daily net assets and 0.1875% of such assets in excess of $100 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Back Bay Advisors are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("Met Life"). Fees earned by NEFM and Back Bay Advisors under the management agreement in effect during the year ended December 31, 1997 are as follows:

      FEES EARNED
      -----------
      $485,621                         New England Funds Management, L.P.
      $485,621                         Back Bay Advisors, L.P.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the year ended December 31, 1997, these expenses amounted to $43,381 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the year ended December 31, 1997, the Fund paid New England Funds $335,927 as compensation for its services in that capacity. For the year ended December 31, 1997, the Fund received $4,444 in transfer agent credits. The transfer agent expense in the Statement of Operations is net of these credits.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1997, the Fund paid New England Funds $467,790 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1998 is $1,919,349.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended December 31,1997, the Fund paid New England Funds $82,372 and $7,596 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the year ended December 31, 1997, the Fund paid New England Funds $247,118 and $22,790 in distribution fees under the Class B and Class C Plans respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the year ended December 31, 1997 amounted to $533,250.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

Annual Retainer                                       $2,089
Meeting Fee                                           $109/meeting
Committee Meeting Fee                                 $65/meeting
Committee Chairman Retainer                           $95/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES.   At December 31, 1997 there was an unlimited number of
shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:


                                                     YEAR ENDED                         YEAR ENDED
                                                  DECEMBER 31, 1996                 DECEMBER 31, 1997
                                             -----------------------------     -----------------------------
CLASS A                                        SHARES           AMOUNT           SHARES           AMOUNT
-------                                      ----------     -------------      ----------       -----------
Shares sold ...........................       2,483,333       $29,456,197       2,332,657       $28,440,914
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment income        1,002,951        11,931,875         900,965        10,963,713
  Distributions from net realized gain                0                 0         131,331         1,609,440
                                             ----------       -----------      ----------       -----------
                                              3,486,284        41,388,072       3,364,953        41,014,067
Shares repurchased ....................      (3,940,934)      (46,845,991)     (3,497,094)      (42,511,441)
                                             ----------       -----------      ----------       -----------
Net decrease ..........................        (454,650)      $(5,457,919)       (132,141)      $(1,497,374)
                                             ----------       -----------      ----------       -----------

                                                     YEAR ENDED                         YEAR ENDED
                                                  DECEMBER 31, 1996                 DECEMBER 31, 1997
                                             -----------------------------     -----------------------------
CLASS B                                        SHARES           AMOUNT            SHARES           AMOUNT
-------                                      ----------     -------------      ----------       -----------
Shares sold ...........................         945,735       $11,428,974         890,923       $10,851,138
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment income          121,533         1,445,611         132,403         1,611,822
  Distributions from net realized gain                0                 0          23,328           285,958
                                             ----------       -----------      ----------       -----------
                                              1,067,268        12,874,585       1,046,654        12,748,918
Shares repurchased ....................        (370,399)       (4,406,738)       (605,028)       (7,342,999)
                                             ----------       -----------      ----------       -----------
Net increase  .........................         696,869       $ 8,467,847         441,626       $ 5,405,919
                                             ----------       -----------      ----------       -----------
                                                     YEAR ENDED                         YEAR ENDED
                                                  DECEMBER 31, 1996                 DECEMBER 31, 1997
                                             --------------------------------   ----------------------------
CLASS C                                        SHARES            AMOUNT           SHARES           AMOUNT
-------                                      --------------   ---------------   -------------   ------------
Shares sold ...........................         190,350       $ 2,281,349         294,007       $ 3,619,803
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment income            7,179            85,505          13,081           159,728
  Distributions from net realized gain                0                 0           2,379            29,250
                                             ----------       -----------      ----------       -----------
                                                197,529         2,366,854         309,467         3,808,781
Shares repurchased ....................         (80,739)         (972,718)        (82,474)       (1,004,400)
                                             ----------       -----------      ----------       -----------
Net increase  .........................         116,790       $ 1,394,136         226,993       $ 2,804,381
                                             ----------       -----------      ----------       -----------
                                                     YEAR ENDED                         YEAR ENDED
                                                  DECEMBER 31, 1996                 DECEMBER 31, 1997
                                             --------------------------------   ----------------------------
CLASS Y                                        SHARES            AMOUNT           SHARES           AMOUNT
-------                                      --------------   ---------------   -------------   ------------
Shares sold ...........................          51,948       $   616,546         242,611       $ 2,971,096
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment income           13,302           158,563          14,616           178,564
  Distributions from net realized gain                0                 0           2,490            30,601
                                             ----------       -----------       ---------       -----------
                                                 65,250           775,109         259,717         3,180,261
Shares repurchased ....................         (93,109)       (1,111,925)        (78,019)         (934,894)
                                             ----------       -----------       ---------       -----------
Net increase (decrease) ...............         (27,859)      $  (336,816)        181,698       $ 2,245,367
                                             ----------       -----------       ---------       -----------
Increase derived from capital shares
  transactions ........................         331,150       $ 4,067,248         718,176       $ 8,958,293
                                             ==========       ===========       =========       ===========

--------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of New England Funds Trust I and Shareholders of
NEW ENGLAND BOND INCOME FUND

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Bond Income Fund ("the Fund"), a series of New England Funds Trust I, at December 31, 1997 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 12, 1998

                              NEW ENGLAND FUNDS

Supplement dated March 1, 1998 to the New England Bond Funds Prospectus for Class A, B and C shares dated May 1, 1997 (as supplemented May 28, 1997, July 28, 1997, November 17, 1997 and January 1, 1998);

FOR BOND FUNDS PROSPECTUS FOR CLASS A, B AND C SHARES ONLY:
Effective March 1, 1998, New England High Income Fund offers Class C shares to the general public in addition to Class A and Class B shares. Therefore, the following tables supplement "Annual fund operating expenses" and "Example" in the "Schedule of Fees" section:

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
                                                             NEW ENGLAND HIGH
                                                              INCOME FUND****
                                                                 -------
                                                                 CLASS C
                                                                 -------
Management Fees (in the case of New England High Income
  Fund, after voluntary fee waiver and expense reduction) ..     0.45%***
12b-1 Fees .................................................     1.00%*
Other Expenses .............................................     0.70%
Total Fund Operating Expenses (in the case of New England
  High Income Fund, after voluntary fee waiver and expense
  reduction) ...............................................     2.15%***

------------
   * Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
 *** Without the voluntary fee waiver and expense reduction by the Fund's adviser, Management Fees would be 0.74% for all classes and Total Fund Operating Expenses would be 1.69% for Class A shares, 2.44% for Class B shares and 2.44% for Class C shares. These voluntary limitations can be terminated by the Fund's adviser at any time. See "Fund Management."
**** The expense information contained in this table and its footnotes for New
     England High Income Fund has been restated to reflect fees and expenses currently in effect for this Fund.

EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.
                                                             NEW ENGLAND HIGH
                                                               INCOME FUND
                                                                 -------
                                                                 CLASS C
                                                                 -------
1 year .....................................................       $ 22(2)
3 years ....................................................       $ 67
5 years ....................................................       $115
10 years* ..................................................       $248
------------
* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

In addition, the disclosure that follows for all Funds offering Class C shares applies to New England High Income Fund.

THE REMAINDER OF THIS SUPPLEMENT APPLIES TO ALL FUNDS OFFERING CLASS C SHARES:

The cover page of each Prospectus is revised to reflect:

o While no initial sales charge applies to Class B or Class C share purchases, a contingent deferred sales charge (a "CDSC") is imposed upon certain redemptions of Class B and Class C shares.

o New England Funds Trust I, New England Funds Trust II and New England Funds Trust III are referred to in the Prospectus as the "Trusts."

THE SHAREHOLDER TRANSACTION EXPENSES CHART FOR CLASS C SHARES APPEARING IN THE "SCHEDULE OF FEES" SECTION IS REVISED WITH RESPECT TO CLASS C SHARES TO READ AS FOLLOWS:

                                                                 CLASS C
                                                                 -------

Maximum Initial Sales Charge Imposed on a Purchase (as a
  percentage of offering price)(2) .........................       None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)(2) ...........................................      1.00%

(2) Does not apply to reinvested distributions.

In the tables that appear under "Example" in the "Schedule of Fees" section, the expense amounts in the Prospectus for Class C shares for the 1 Year period assume no redemption. If shares are redeemed at period end, expense amounts for each Fund would be as follows: New England High Income Fund, $32; New England Limited Term U.S. Government Fund, $29; New England Strategic Income Fund, $31; and New England Bond Income Fund, $28.

THE SECTION ENTITLED "BUYING FUND SHARES--SALES CHARGES--CLASS C SHARES" IS REVISED TO READ AS FOLLOWS:

Class C shares are offered at net asset value, without an initial sales charge, are subject to a 0.25% annual service fee and a 0.75% annual distribution fee, are subject to a CDSC of 1.00% on redemptions made within one year from the date of purchase and do not convert into another class.

The Distributor pays to investment dealers at the time of sale a sales commission of 1.00% of the sales price of Class C shares sold by such investment dealer. The Distributor will retain the service and distribution fees assessed against Class C shares in the first year of investment, and the entire amount of the CDSC paid by Class C shareholders upon redemption in the first year, in order to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares, and to reimburse the Distributor, in whole or in part, for the commissions paid (and related financing costs) to investment dealers at the time of a sale of Class C shares. Unlike Class B shares, there are no conversion features associated with Class C shares; therefore, if Class C shares are held for more than eight years Class C shareholders will thereafter be subject to higher distribution fees than shareholders of other classes.

The holding period for determining the CDSC will continue to run after an exchange to Class C shares of another series of the Trusts. If an exchange is made to Class C shares of a Money Market Fund, then the one-year holding period for purposes of determining the expiration of the CDSC will stop and resumes only when an exchange is made back into Class C shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into a series of the Trusts, then the CDSC applies to the redemption. For purposes of the CDSC, it is assumed that the shares held longest are the first to be redeemed.

The CDSC on Class C shares is not imposed on shares purchased prior to March 1, 1998.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the same Fund purchased with reinvested dividends or capital gain distributions. The first year of purchase ends one year after the day on which the purchase was accepted.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges--General" below.

THE SECTION ENTITLED "OWNING FUND SHARES--EXCHANGING AMONG NEW ENGLAND FUNDS-- CLASS C SHARES" IS REVISED TO READ AS FOLLOWS:

You may exchange Class C shares of any series of the Trusts for Class C shares of any other series of the Trusts which offers Class C shares or for Class C shares of New England Cash Management Trust - Money Market Series. Such exchanges will be made at the next-determined net asset value of the shares.

IN THE SECTION ENTITLED "FUND DETAILS--PERFORMANCE CRITERIA," THE THIRD SENTENCE IN THE FIRST PARAGRAPH IS REVISED TO READ AS FOLLOWS:

Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B and C shares, imposition of the CDSC relevant to the period quoted).

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
-------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the potfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

--------------------------------------------------------------------------------
                              SAVING FOR RETIREMENT
--------------------------------------------------------------------------------
AN EARLY START CAN MAKE A BIG DIFFERENCE

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. while it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------
                    AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:
Age                                                        Growth of Investments
30                                                                        $2,000
35                                                                       $15,431
40                                                                       $35,062
45                                                                       $90,943
55                                                                      $146,464
60                                                                      $235,882
65                                                                      $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                                        Growth of Investments
40                                                                        $2,000
45                                                                       $15,431
50                                                                       $37,062
55                                                                       $71,899
60                                                                      $128,005
65                                                                      $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.

                               NEW ENGLAND FUNDS

                                  STOCK FUNDS
                              Star Small Cap Fund
                                  Growth Fund
                               Star Advisers Fund
                              Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                               Equity Income Fund
                                 Balanced Fund

                           INTERNATIONAL STOCK FUNDS
                           International Equity Fund
                              Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                             Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                       Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                             Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                 Intermediate Term Tax Free Fund of California
                  Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                   Cash Management Trust, Money Market Series
                         Tax Exempt Money Market Trust

                   To learn more, and for a free prospectus,
                     contact your financial representative.

              VISIT OUR WORLD WIDE WEB SITE AT WWW.MUTUALFUNDS.COM

                      New England Funds, L.P., Distributor
                              399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Funds current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

                                                                 ---------------
                                                                    Bulk Rate
                                                                  U.S. Postage
                                                                      Paid
                                                                  Brockton, MA
                                                                 Permit No. 770
                                                                 ---------------
               [LOGO]
        NEW ENGLAND FUNDS(R)
    Where The Best Minds Meet (R)


----------------------
 399 Boylston Street
Boston, Massachusetts
        02116
----------------------

---------------------
        [Logo]
      MUTUAL FUND
     SERVICE AWARD
---------------------
        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
---------------------
 1995 o 1996 o 1997

    B156-0178

[Recycle Logo] Printed On Recycled Paper